UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-05506
College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street Boston, MA 02110

(Address of principal executive offices) (Zip code)
Brian True
U.S. Bank Corporate Trust Services
One Federal Street
Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: (513) 632-5578
Date of fiscal year end: November 30
Date of reporting period: December 1, 2009 - November 30, 2010

ITEM 1. REPORT TO STOCKHOLDERS.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To U.S. Bank National Association, Owner Trustee, The Bank of New York Mellon Trust Company, N.A., Bond Trustee, and the Certificateholders of College and University Facility Loan Trust Two:
We have audited the accompanying statement of assets and liabilities of College and University Facility Loan Trust Two (the “Trust”), including the schedule of investments as of November 30, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
As described in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, with its loan investments adjusted by an allowance for loan loss. In our opinion, accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting and that the financial statements include the disclosures required under Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures. Accounting for the investments under the fair value method of accounting, based on management’s estimate of fair value as described in Note 8, would result in an increase of approximately $8,082,000 in the recorded value of the investments as of November 30, 2010, and would result in a change in net assets resulting from operations of approximately $(620,000) and $2,051,000 for the years ended November 30, 2010 and November 30, 2009, respectively and would also impact the financial highlights presented.
In our opinion, except for the effect on the 2010 and 2009 financial statements and the financial highlights of accounting for investments under the amortized cost method of accounting, as discussed in the preceding paragraph, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust Two as of November 30, 2010, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 31, 2011

College and University
Facility Loan Trust Two
Financial Statements
As of and for the Year Ended
November 30, 2010

College and University
Facility Loan Trust Two
Statement of Assets and Liabilities

November 30,	2010

Assets:

Investments, at amortized cost, net of allowance for loan losses of $394,000 (Notes 1, 2, 6, 7 and 8)	$35,272,836
Cash	80,672
Interest receivable	532,687
Deferred bond issuance costs (Note 2)	54,711

Total assets	35,940,906

Liabilities:

Bonds payable, net of unamortized discount (Notes 3 and 8)	26,329,713
Bond interest payable (Note 3)	606,011
Accrued expenses and other liabilities	183,824

Total liabilities	27,119,548

Net Assets:

Class B certificates, par value $1 — authorized, issued and outstanding — 1,763,800 certificates (Note 5)	1,763,800
Distributions in excess of tax earnings (Note 2)	(689,189)
Additional paid-in capital	7,746,747

Net assets	$8,821,358

Net asset value per Class B certificate (based on 1,763,800 certificates outstanding)	$5.00

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statement of Operations

Year ended November 30,	2010

Investment income:
Interest income	$4,095,908

Expenses:
Interest expense (Note 3)	2,794,240
Servicer fees (Note 4)	33,704
Trustee fees (Note 4)	35,015
Other trust and bond administration expenses	371,591

Total expenses	3,234,550

Net investment income	861,358

Decrease in provision for loan losses (Note 6)	281,000

Net increase in net assets resulting from operations	$1,142,358

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statement of Cash Flows

Year ended November 30,	2010

Cash flows from operating activities:
Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations	$1,142,358
Decrease in loan principal balance	6,860,846
Decrease in provision for loan losses	(281,000)
Increase in interest receivable	(176,838)
Decrease in Bond interest payable	(129,903)
Decrease in investment contracts	1,020,317
Decrease in payable to Trustees	(1,758)
Decrease in accrued expenses and other liabilities	(8,275)
Amortization of original issue discount on Bonds	1,512,158
Amortization of purchase discount on Loans	(2,520,215)
Amortization of deferred bond issuance costs	21,840

Net cash provided by operating activities	$7,439,530

Cash flows from financing activities:
Principal repayments on Bonds	(6,495,160)
Distributions to Class B certificateholders	(1,272,948)

Net cash used in financing activities	(7,768,108)

Net decrease in cash	(328,578)

Cash, beginning of year	409,250

Cash, end of year	$80,672

Supplemental Cash Flow Information Cash paid for interest on bonds	$1,390,145

The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Statements of Changes in Net Assets

Years ended November 30,	2010	2009

From operations:
Net investment income	$861,358	$688,443
Decrease in provision for loan losses	281,000	157,376

Net increase in net assets applicable to Class B certificateholders resulting from operations	1,142,358	845,819

Distributions to Class B certificateholders from:
Tax return of capital (Note 5)	(443,297)	(1,076,089)

Net increase in net assets	699,061	(230,720)

Net assets:
Beginning of year	8,122,297	8,352,567

End of year	$8,821,358	$8,122,297

The accompanying notes are an integral part of these financial statements.

.
College and University
Facility Loan Trust Two
Financial Highlights

Years ended November 30,	2010		2009		2008		2007		2006

Net asset value, beginning of year	$4.60		$4.74		$4.95		$5.23		$6.23

Net investment income	.49		.39		.49		.61		.75

Decrease in provision for loan losses	.16		.09		—		.05		.28

Distributions to Class B certificateholders from tax return of capital	(.25)		(.62)		(.70)		(.94)		(2.03)

Net asset value, end of year	$5.00		$4.60		$4.74		$4.95		$5.23

Total investment return(a)	N/A		N/A		N/A		N/A		N/A
Net assets applicable to Class B certificates, end of year	$8,821,358		$8,122,297		$8,352,567		$8,733,563		$9,217,465

Ratios and Supplemental Data:

Ratio of operating expenses to average net assets applicable to Class B certificates	38.18	%(b)	43.62	%(b)	45.87	%(b)	49.51	%(b)	52.81	%(b)

Ratio of net investment income to average net assets applicable to Class B certificates	10.17%		8.36%		9.98%		11.94%		13.09%

Number of Class B certificates outstanding, end of year	1,763,800		1,763,800		1,763,800		1,763,800		1,763,800

(a)	The Trust’s investments are recorded at amortized cost as discussed in Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding “Total investment return” and has not included information under that heading. In addition, as the Trust did not purchase or sell investments during the periods presented, “portfolio turnover” would have been 0% for all periods presented.

(b)	Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 5.20%, 5.86%, 4.44%, 4.07% and 3.76% in 2010, 2009, 2008, 2007 and 2006, respectively.
The accompanying notes are an integral part of these financial statements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
1.	Organization and Business
College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity, but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.
The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of loans made to college and university facilities (the “Loans”) and certain other funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The Bank of New York Mellon, National Association, as successor in interest to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.8 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
1.	Organization and Business (Continued)
All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.
2.	Summary of Significant Accounting Policies
(a)	College and University Facility Loans
The Loans were purchased by the Trust at amounts below the par value of the Loans.
Pursuant to a “no-action letter” that the Trust received from the Securities and Exchange Commission, the Loans were recorded at the discounted value below par and are being accounted for under the amortized cost method of accounting, net of any allowance for loan losses. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust’s income by applying the Loan’s effective interest rate to the amortized cost of that Loan. Upon a Loan prepayment, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2010 was approximately $8,643,000. For the year ended November 30, 2010 the trust recognized approximately $3,297,000 of interest income related to the amortization of the purchase discount. As a result of prepayments of Loans during the year ended November 30, 2010, additional interest income of approximately $472,000 was recognized in the statement of operations.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
2.	Summary of Significant Accounting Policies (Continued)
(a)	College and University Facility Loans (Continued)
Accounting Standard Codification (“ASC”) Topic 820 Fair Value Measurements and Disclosure (“ASC 820”), requires that the Loans be accounted for at fair value. However, management believes that the amortized cost method of accounting, net of any allowance for loan losses, best serves the informational needs of the users of the Trust’s financial statements.
The Trust records an allowance for loan losses based on the Trust’s evaluation of collectability of the Loans within the portfolio. The Loans are classified into three separate pools based on risk and collection performance. The pools are then assigned a reserve percentage based on risk and other factors and a reserve is systematically calculated for the pools:
(1)	General — Loans are performing on a timely basis and where there is no information that leads the Trust to reclassify to a different risk pool.

(2)	Substandard — Loans are generally classified into this category resulting from either historical collection issues or administrative issues with receiving collection that have been on-going. Loans in this pool are not considered uncollectible but due to collection issues, a higher reserve percentage is applied due to the risk profile of this pool.

(3)	Doubtful — A Loan is considered doubtful when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the Loan agreement. Loans in this category are generally assigned a 100% reserve unless facts and circumstances provide evidence that some level of collectability exists. At November 30, 2010, there were no recorded investments in Loans that are considered to be doubtful.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
2.	Summary of Significant Accounting Policies (Continued)
(a)	College and University Facility Loans (Continued)
As credit quality for an individual Loan changes, the Loan would be evaluated for reclassification to a different risk pool as described above. Risk ratings to the existing pools may be adjusted based on qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.
There are inherent uncertainties with respect to the final outcome of Loans and as such, actual losses may differ from the amounts reflected in the financial statements and could be material.
(b)	Interest Income
The Trust records interest on the Loans as earned. The Loans generally require interest payments on a semiannual basis with rates of interest ranging from 3% to 3.75%. The Trust recognizes purchase discount as interest income on the effective interest method.
The Trust’s policy is to generally discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans if management believes the collection of interest and principal is doubtful. Due to the nature of the loan investments in the Trust, there are instances where payment of the loans and related interest may not be received by the Trust due to documentation issues that require time for the Trust to resolve. In those circumstances, where the past due loan is greater than 180 days but the Trust has concluded it is not a credit issue, the accrual of interest or the accretion of interest discount may continue to be recorded as the Trust believes these amounts to be collectable. When a Loan is placed on nonaccrual status, all previously accrued, but uncollected interest is reversed against the current period’s interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2010, no Loans have been placed on nonaccrual status.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
2.	Summary of Significant Accounting Policies (Continued)
(c)	Other Investments
Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank’s option. These investment agreements are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full. Please see Note 8 for discussion of fair value measurement of these investments.
ASC 820 requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust’s financial statements.
(d)	Federal Income Taxes
It is the Trust’s policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.
For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
2.	Summary of Significant Accounting Policies (Continued)
(d)	Federal Income Taxes (Continued)
As of November 30, 2010, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.
The Trust’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
(e)	Deferred Bond Issuance Costs
Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.
(f)	Presentation of Capital Distributions
Capital distributions are accounted for in accordance with FASB ASC Topic 946 Investment Company, (“ASC 946”). ASC 946 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.
In accordance with ASC 946, the Trust reclassifies certain amounts from distributions in excess of tax earnings to paid-in-capital. The total reclassification is $311,608 as of November 30, 2010. This reclassification has no impact on the net investment income or net assets of the Trust.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
2.	Summary of Significant Accounting Policies (Continued)
(f)	Presentation of Capital Distributions (Continued)
The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses and the accretion of purchase discounts on the Loans. Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.
Distributions of $0.25 per certificate were declared on May 20, 2010 and paid to certificateholders of record on June 2, 2010.
The tax character of distributions paid was a return of capital of $443,297.
As of November 30, 2010, the components of distributable earnings on a tax basis were related to distributions in excess of tax earnings of $689,189.
The distributions in excess of tax earnings consist of allowance for loan losses of $281,000 and book to tax differences in the amortization of the original issue discount on the Bonds of $295,188 which will reverse in future years causing a reduction in taxable ordinary income.
(g)	Use of Estimates
The preparation of financial statements requires the Trust to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
2.	Summary of Significant Accounting Policies (Continued)
(g)	Use of Estimates (Continued)
are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions and differences could be material.
(h)	Statement of Cash Flows
The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand and does not include any short-term investments.
(i)	Risk Factors
The Trust’s investments are subject to the following:
Market Risk
Market risk represents the potential loss that can be caused by a change in the fair value of the financial instrument.
Credit Risk
The Trust is subject to credit risk if the counterparties failed to perform pursuant to the terms of their agreements with the Trust.
The Trust’s investments are held in escrow by The Bank of New York Mellon, National Association, (the “Trustee”). The Trustee has custody of the Trust’s investments. The Trust is subject to counterparty risk to the extent that the Trustee may be unable to fulfill its obligations to the Trust.
Loan payments made to the Trust are received and processed by a third party servicer. The Trust is subject to counterparty risk to the extent that the servicer may be unable to fulfill its obligations to the Trust.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
2.	Summary of Significant Accounting Policies (Continued)
(i)	Risk Factors (Continued)
Prepayment Risk
Most of the Loans held by the Trust allow for prepayment of principal without penalty. As such, the Trust is subject to prepayment risk, which could negatively impact future earnings.
(j)	Indemnification
Under the Trust’s organizational documents, its Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust, and certificateholders’ are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Trust may enter into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
(k)	Recent Accounting Pronouncements
In July 2010, the FASB issued Accounting Standards Update No. 2010-20 which amends Receivables (Topic 310) (“ASU No. 2010-20”). ASU No. 2010-20 is intended to provide additional information to assist financial statement users in assessing an entity’s risk exposures and evaluating the adequacy of its allowance for credit losses. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The Trust does not expect the adoption of ASU No. 2010-20 to have a significant impact on its financial statements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
3.	Bonds
The Bonds outstanding at November 30, 2010 consist of the following:

		Outstanding	Unamortized	Carrying
Interest	Stated	Principal	Discount	Amount
Rate	Maturity	(000’s)	(000’s)	(000’s)

4.00%	June 1, 2018	$30,301	$3,971	$26,330
Interest on the Bonds is payable semiannually. On December 1, 2010, the Trust made a principal payment of $4,155,065 on the Bonds. The average amount of bond principal outstanding for the period ended November 30, 2010 was approximately $33,269,000.
Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either (1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
3.	Bonds (Continued)
The estimated aggregate principal payments on the Bonds at November 30, 2010 after taking into consideration actual Loan prepayments and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

Fiscal Year	Amount (000’s)

2011	$6,386
2012	4,822
2013	4,264
2014	3,840
2015	3,232
Thereafter	7,757

Total	$30,301

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.
In the event the Trust realizes negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. See Note 8 for balance in the Liquidity Fund. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, Loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
4.	Administrative Agreements
(a)	Servicer
As compensation for the services provided under the servicing agreement, Berkadia Commercial Mortgage LLC (“Servicer”), formerly Capmark Finance, Inc., receives a servicing fee. The fee is earned each date of payments for each Loan and is equal to 0.075 of 1% on of the outstanding principal balance of such Loans divided by the number of payments of principal and interest in a calendar year. For the year ended November 30 2010, this fee totaled $27,646. Additionally, per the servicing agreement, the Servicer shall be reimbursed for certain expenditures incurred related to inspection of mortgaged property. For the year ended November 30 2010, the Servicer was reimbursed approximately $6,058.
(b)	Trustees
As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:
•	The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee is entitled to annual fees of $15,000 and $12,500, respectively, under the Declaration of Trust agreement. In addition the Owner Trustee is paid an annual registration fee of $1,000. The expected future minimum payments to the Owner Trustee under such agreement will be $28,500 in fiscal years 2011, 2012, 2013, 2014, 2015 and will total $228,000 thereafter.

•	The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses such as transaction costs. For the year ended November 30, 2010, total Bond Trustee fees and related expenses amounted to $6,515.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
5.	Certificates
The holders of the Class B certificates may receive semi-annual distributions declared in May and November of each year, calculated in accordance with the Trust Indenture, from amounts collected by the Trust, on a pro rata basis. While the Bonds remain outstanding, the distributions are paid on the second business day in each June and December and, after the Bonds are paid in full, on the first business day of each month. The certificate holders of the Class B Certificates are entitled to one vote per certificate. At November 30, 2010, there were no funds available for such distribution.
6.	Allowance For Loan Losses
An analysis of the allowance for loan losses for the year ended November 30, 2010 is summarized as follows:

Balance, beginning of year	$675,000
Decrease in provision for loan losses	(281,000)
Charge-offs	—

Balance, end of year	$394,000

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
7.	Loans
Scheduled principal and interest payments on the Loans as of November 30, 2010 are as follows:

	Principal	Interest
	Payments	Payments	Total
Fiscal year	(000’s)	(000’s)	(000’s)

2011	$7,306	$1,381	$8,687
2012	5,341	954	6,295
2013	4,774	788	5,562
2014	4,164	640	4,804
2015	3,439	515	3,954
Thereafter	13,495	1,241	14,736

Total	$38,519	$5,519	$44,038

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.
The following analysis summarizes the stratification of the Loan portfolio by type of collateral and institution as of November 30, 2010.

		Amortized	% of
	Number	Cost	Amortized
Type of Collateral	of Loans	(000’s)	Cost

Loans secured by a first mortgage	66	$20,884	69.9%

Loans not secured by a first mortgage	22	8,992	30.1

Total Loans	88	$29,876	100.0%

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
7.	Loans (Continued)

		Amortized	% of
	Number	Cost	Amortized
Type of Institution	of Loans	(000’s)	Cost

Public	21	$9,885	33.1%
Private	67	19,991	66.9

Total Loans	88	$29,876	100.0%

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower’s sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower’s facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and diversity of program offerings.
The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust’s ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
8.	Fair Value of Financial Instruments
ASC Topic 825, Financial Instruments (“ASC 825”) requires that entities disclose the estimated fair value for financial instruments, where they are accounted for on a basis other than Fair Value. ASC 825 allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust’s fair value information to independent markets or to other fair value information.
Current market prices are not available for most of the Trust’s financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its Loans and Bonds using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these instruments for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans excluding any potential prepayments as it is not possible to estimate such prepayments, and scheduled payments on the Bonds.
The fair values of the long-term fixed-maturity investments are determined by adding a market rate adjustment to the carrying value of the investments. This market rate adjustment is calculated using the net present value of the difference between future interest income to the Trust at the issue rate and the future interest income at the current market rate through the maturity of the investment. The current market rate at November 30, 2010, is based upon bonds with similar characteristics and maturity dates of the investment agreements.

College and University
Facility Loan Trust Two
Notes to Financial Statements
Year Ended November 30, 2010
8.	Fair Value of Financial Instruments (Continued)
The estimated fair value of the Trust’s financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of November 30, 2010 is as follows:

	Amortized
	Cost	Fair Value
	(000’s)	(000’s)

Loans	$29,482 *	$37,184

Investment Agreements:
Liquidity Fund	676	814
Revenue Fund	5,115	5,357

	$35,273	$43,355

Bonds payable	$26,330	$30,913

*	Net of allowance for loan losses of $394,000.
9.	Subsequent Events
The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Except for the subsequent distribution disclosed in Note 3, the evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to these financial statements.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
November 30, 2010
(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (334%)
	—— ALABAMA ——
$895	Alabama Agricultural and Mechanical University	3.00%	05/01/2018	10.27%	$698
1,135	Auburn University	3.00	12/01/2018	9.16	875
	——ARKANSAS ——
78	University of Central Arkansas	3.00	04/01/2005	10.69	78	(D)
	—— CALIFORNIA ——
80	Azusa Pacific University	3.75	04/01/2015	10.88	68
300	California State University	3.00	11/01/2013	8.93	267
1,348	California State University	3.00	11/01/2019	8.99	1,031
254	Lassen Junior College District	3.00	04/01/2020	10.27	186
158	Occidental College	3.00	10/01/2019	10.41	118
820	University Student Co-Operative Association	3.00	04/01/2019	10.70	603
	—— DELAWARE ——
43	Wesley College	3.38	05/01/2013	10.88	40
	—— FLORIDA ——
690	University of Florida	3.00	07/01/2014	10.15	578
	—— GEORGIA ——
55	Emmanuel College	3.00	11/01/2013	10.45	49
152	Mercer University	3.00	05/01/2014	10.58	134
435	Paine College	3.00	10/01/2016	10.45	354
	—— INDIANA ——
261	Taylor University	3.00	10/01/2013	10.49	235
2,370	Vincennes University	3.00	06/01/2023	9.02	1,640
	—— IOWA ——
130	Simpson College	3.00	07/01/2016	10.58	101
	——KENTUKY ——
47	Transylvania University	3.00	11/01/2010	10.51	47	(D)
	—— LOUISIANA ——
38	Louisiana State	3.00	07/01/2005	8.84	38	(D)
15	Louisiana State	3.00	07/01/2006	8.87	15	(D)
	—— MARYLAND ——
84	Hood College	3.63	11/01/2014	10.54	72
694	Morgan State University	3.00	11/01/2014	10.56	591
	—— MASSACHUSETTS ——
96	Hampshire College	3.00	07/01/2013	10.75	84
390	Hampshire College	3.00	02/01/2014	10.70	334
41	Brandeis University	3.00	11/01/2011	10.64	39
300	College of the Holy Cross	3.63	10/01/2013	10.60	275
1,515	Northeastern University	3.00	05/01/2018	10.53	1,175
93	Springfield College	3.50	05/01/2013	10.67	86
1,437	Tufts University	3.00	10/01/2021	10.39	1,012
	—— MINNESOTA ——
236	MacAlester College	3.00	05/01/2020	10.46	171
	—— MISSISSIPPI ——
379	Hinds Junior College	3.00	04/01/2013	10.42	349
360	Millsaps College	3.00	11/01/2021	10.34	255
900	Mississippi State University	3.00	12/01/2020	9.64	646
	—— MISSOURI ——
90	Drury College	3.00	04/01/2015	10.63	76
	—— MONTANA ——
112	Carroll College	3.75	06/01/2014	10.46	94
81	Carroll College	3.00	06/01/2018	10.15	61
The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
November 30, 2010
(Dollar Amounts in Thousands)
(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	—— NEW HAMPSHIRE ——
$65	New England College	3.00%	04/01/2016	10.77%	$52
	—— NEW JERSEY ——
750	Fairleigh Dickinson University	3.00	11/01/2017	10.39	574
210	Newark Beth Israel Hospital	3.63	01/01/2014	11.06	180
595	Rider College	3.63	11/01/2013	10.42	539
197	Rider College	3.00	05/01/2017	10.70	154
	—— NEW Mexico ——
279	College of Santa Fe	3.00	10/01/2018	10.43	209
	—— NEW YORK ——
255	Daemen College	3.00	04/01/2016	10.77	205
525	D’Youville College	3.00	04/01/2018	10.90	396
201	Long Island University	3.63	06/01/2014	10.49	173
154	Memorial Hospital for Cancer and Allied Diseases	3.38	04/01/2012	10.68	144
	—— NORTH CAROLINA ——
170	Elizabeth City State University	3.00	10/01/2017	10.02	132
218	Saint Mary’s College	3.00	06/01/2020	10.14	153
	—— OHIO ——
285	Wittenberg University	3.00	05/01/2015	10.76	238
106	Wittenberg University	3.00	11/01/2017	10.39	81
	—— OREGON ——
375	George Fox College	3.00	07/01/2018	10.64	283
	—— PENNSYLVANIA ——
450	Carnegie-Mellon University	3.00	11/01/2017	10.51	349
370	Drexel University	3.50	05/01/2014	10.53	327
135	Gannon University	3.00	11/01/2011	10.49	130
77	Lycoming College	3.63	05/01/2014	10.64	67
125	Lycoming College	3.75	05/01/2015	10.62	107
40	Moravian College	3.38	11/01/2012	10.52	36
1,429	Philadelphia College of Art	3.00	01/01/2022	10.62	959
165	Saint Vincent College	3.50	05/01/2013	10.86	149
130	Seton Hill College	3.63	11/01/2014	10.53	114
610	Villanova University	3.00	04/01/2019	10.70	448
	—— SOUTH CAROLINA ——
992	Benedict College	3.00	11/01/2020	10.36	698
	—— TENNESSEE ——
148	Cumberland University	3.00	08/01/2017	10.52	112
98	Hiwassee College	3.00	09/15/2018	10.58	73
	—— TEXAS ——
845	Southwest Texas State University	3.00	10/01/2015	9.51	702
342	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	311
130	Texas Southern University	3.50	04/01/2013	10.45	117
340	University of Saint Thomas	3.00	10/01/2019	10.41	245
	—— VERMONT ——
38	Champlain College	3.00	12/01/2013	10.19	32
494	Saint Michael’s College	3.00	05/01/2013	10.60	451
79	Vermont State College	3.00	07/01/2014	9.30	67
	—— VIRGINIA ——
173	Lynchburg College	3.75	05/01/2015	10.64	150
310	Lynchburg College	3.00	05/01/2018	10.68	238
63	Mary Baldwin College	3.38	05/01/2012	10.68	59
335	Marymount University	3.00	05/01/2016	10.52	287
1,685	Norfolk State University	3.00	12/01/2021	9.77	1,175
The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
November 30, 2010
(Dollar Amounts in Thousands)
(continued)

						Internal
Outstanding			Stated			Rate of	Amortized
Principal			Interest	Maturity		Return % (A)	Cost (Notes
Balance		Description	Rate %	Date		(Unaudited)	1 and 2)
$152		Saint Paul’s College	3.00%	11/01/2014		10.56%	$129
252		Virginia Commonwealth University	3.00	06/01/2011		10.01	232
20		Virgina Wesleyan College	3.00	11/01/2010		10.51	20	(D)
		—— WEST VIRGINIA ——
41		Bethany College	3.38	11/01/2012		10.54	38
125		Bethany College	3.00	11/01/2017		10.40	95
95		Bethany College	3.00	11/01/2012		10.40	87
		—— WISCONSIN ——
162		Carroll College	3.75	03/01/2015		10.93	136
255		Marian College	3.00	10/01/2016		10.45	208
		—— DISTRICT OF COLUMBIA ——
1,685		Georgetown University	3.00	11/01/2020		10.36	1,224
4,450		Georgetown University	4.00	11/01/2020		10.52	3,366
		—— PUERTO RICO ——
1,013		Inter American University of Puerto Rico	3.00	01/01/2017		10.94	793
169		University of Puerto Rico, Rio Piedras Campus	3.00	06/01/2011		9.39	157

38,519	(B)	Total College and University Loans					29,876

		Allowance for Loan Losses					394

		Net Loans of the Trust					29,482

		INVESTMENT AGREEMENTS (66%)
676		JPMorgan Chase Bank — Liquidity Fund	7.75	06/01/2018	(C)	7.75	676
5,115		JPMorgan Chase Bank — Revenue Fund	7.05	06/01/2018	(C)	7.05	5,115

5,791		Total Investment Agreements					5,791

$44,310		Total Investments (100.0%)					35,273

		OTHER ASSETS, LESS LIABILITIES (-300%)					(26,450)

		NET ASSETS (100%)					$8,821

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	The tax basis in the Loans is approximately $38,519.

(C)	Will terminate at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full (Note 2).

(D)	The amortized cost on these loans are equal to the outstanding pricipal as the final loan payment is delinquent (Note 2).
The accompanying notes are an integral part of this schedule.

ITEM 2. CODE OF ETHICS
Not applicable to the registrant.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to the registrant.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a) Audit Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2010 — $155,500
     Fiscal year ended 2009 — $176,000
(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2010 — $0
     Fiscal year ended 2009 — $0
(c) Tax Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2010 — $0
     Fiscal year ended 2009 — $0
(d) All Other Fees billed to the registrant for the two most recent fiscal years:
     Fiscal year ended 2010 — $71,000
-$55,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.7 (c) of the Trust’s Indenture.
-$12,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to relating to the Trust’s Servicing Agreement.
-$4,000 out of pocket expenses.
     Fiscal year ended 2009 — $73,400
-$55,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to comply with the requirements of section 4.7 (c) of the Trust’s Indenture.
-$12,000 in connection with Accountants’ Report on Applying Agreed-Upon Procedures to relating to the Trust’s Servicing Agreement.
-$6,400 out of pocket expenses.

(e)
(1) Audit Committee Policies regarding Pre-approval of Services.
Not applicable to the registrant.
(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
Not applicable to the registrant.
(f) Not applicable to the registrant.
(g) Not applicable to the registrant.
(h) Not applicable to the registrant.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable to the registrant.
ITEM 6. SCHEDULE OF INVESTMENTS
Schedule is included as part of the report to shareholders filed under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
COMPANIES
Not applicable to the registrant.
ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable to the registrant.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
PURCHASERS
Not applicable to the registrant.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable to the registrant.
ITEM 11. CONTROLS AND PROCEDURES
(a) Not applicable to the registrant.
(b) Not applicable to the registrant.

ITEM 12. EXHIBITS
The following exhibits are attached to this Form N-CSR:
(a)
(1) Code of ethics or amendments: not applicable to the registrant.
(2) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.
(3) Annual Compliance Statement of the Servicer, Capmark Finance, is attached.
(4) Report on Compliance with minimum Master Servicing Standards is attached.
(5) Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.
(b) Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust Two
By (Signature and Title)	/s/ Brian True, Vice President

Date February 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Bryan Calder, Executive Vice President

Date February 10, 2011